UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2002

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.





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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
945
17963
SH

SOLE

17963
0
0
Allstate Corp.
Common
020002101
88766
2350170
SH

SOLE

2350170
0
0
American Express Co.
Common
025816109
96649
2359603
SH

SOLE

2359603
0
0
American Intl. Group Inc.
Common
026874107
1969
27299
SH

SOLE

27299
0
0
AOL Time Warner
Common
00184a105
2380
100653
SH

SOLE

100653
0
0
Apache Corp.
Common
037411105
2199
38660
SH

SOLE

38660
0
0
Automatic Data Process
Common
053015103
842
14447
SH

SOLE

14447
0
0
Bank of America Corp.
Common
060505104
770
11316
SH

SOLE

11316
0
0
Bank of New York
Common
064057102
882
21000
SH

SOLE

21000
0
0
Banknorth Group Inc.
Common
06646L100
964
36600
SH

SOLE

36600
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
5688
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
157
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
303
23000
SH

SOLE

23000
0
0
Block H & R Inc.
Common
093671105
273
6152
SH

SOLE

6152
0
0
BP Amoco PLC
Sponsored ADR
055622104
358
6736
SH

SOLE

6736
0
0
Bristol Myers Squibb Co.
Common
110122108
792
19560
SH

SOLE

19560
0
0
Canadian National Railway Co.
Common
136375102
692
13850
SH

SOLE

13850
0
0
Cendant Corp.
Common
151313103
144044
7502286
SH

SOLE

7502286
0
0
Chevron Corp.
Common
166764100
1034
11454
SH

SOLE

11454
0
0
Chubb Corp.
Common
171232101
121626
1663827
SH

SOLE

1663827
0
0
Citigroup, Inc.
Common
172967101
147795
2984559
SH

SOLE

2984559
0
0
Colgate Palmolive Co.
Common
194162103
915
16014
SH

SOLE

16014
0
0
Comcast Corp.
Class A Spl.
200300200
122983
3867389
SH

SOLE

3867389
0
0
CVS Corp
Common
126650100
95640
2785905
SH

SOLE

2785905
0
0
Devon Energy Corp. (Oklahoma)
Common
25179M103
170721
3536801
SH

SOLE

3536801
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
339
25218.49
SH

SOLE

25218.49
0
0
Dupont De Nemours & Co.
Common
263534109
122270
2593219
SH

SOLE

2593219
0
0
Electronic Data Systems
Common
285661104
71083
1225781
SH

SOLE

1225781
0
0
EL Paso Corporation
Common
28336L109
104058
2363340
SH

SOLE

2363340
0
0
Emerson Electric Co.
Common
291011104
133646
2328725
SH

SOLE

2328725
0
0
Exelon Corp.
Common
30161n101
128922
2433869
SH

SOLE

2433869
0
0
Exxon Mobil Corporation
Common
30231G102
544
12404
SH

SOLE

12404
0
0
Fannie Mae
Common
313586109
9798
122665
SH

SOLE

122665
0
0
Fleet Boston Financial
Common
339030108
76994
2199827
SH

SOLE

2199827
0
0
Ford Motor Co.
Common
345370860
641
38889
SH

SOLE

38889
0
0
Freddie Mac
Common
313400301
145535
2296599
SH

SOLE

2296599
0
0
Gannett Inc.
Common
364730101
85090
1118129
SH

SOLE

1118129
0
0
General Electric
Common
369604103
4847
129415
SH

SOLE

129415
0
0
GlaxoSmithkline PLC
Sponsored ADR
37733W105
813
17297
SH

SOLE

17297
0
0
Goldman Sachs Group
Common
38141G104
226
2500
SH

SOLE

2500
0
0
HCA Inc.
Common
404119109
127427
2890820
SH

SOLE

2890820
0
0
Home Depot Inc.
Common
437076102
418
8591
SH

SOLE

8591
0
0
Honeywell
Common
438516106
566
14800
SH

SOLE

14800
0
0
IMS Health Inc.
Common
449934108
109505
4877720
SH

SOLE

4877720
0
0
International Business Machines
Common
459200101
2189
21051
SH

SOLE

21051
0
0
J.P. Morgan Chase and Co.
Common
46625h100
160364
4498285
SH

SOLE

4498285
0
0
John Hancock Financial Services
Common
41014S106
95393
2497845
SH

SOLE

2497845
0
0
Johnson & Johnson
Common
478160104
618
9520
SH

SOLE

9520
0
0
Kerr McGee Corp.
Common
492386107
135321
2153082
SH

SOLE

2153082
0
0
Liberty Media Corporation
Common
530718105
147809
11693712
SH

SOLE

11693712
0
0
Lilly (Eli) & Co.
Common
532457108
610
8000
SH

SOLE

8000
0
0
MCData Corporatin-A
Common
580031201
475
40000
SH

SOLE

40000
0
0
Merck & Co., Inc.
Common
589331107
882
15310
SH

SOLE

15310
0
0
MGIC Investment
Common
552848103
88573
1294353
SH

SOLE

1294353
0
0
Minnesota Mining & Manufacturing Co.
Common
604059105
322
2800
SH

SOLE

2800
0
0
Muniyield Insured Fund Inc.
Common
62630e107
366
27000
SH

SOLE

27000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
380
26000
SH

SOLE

26000
0
0
Nuveen Select Tax-Free Income Portfolio
Common
67062F100
277
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
810
40800
SH

SOLE

40800
0
0
Oxford Health Plans
Common
691471106
103256
2470820
SH

SOLE

2470820
0
0
Pepsico Inc.
Common
713448108
283
5490
SH

SOLE

5490
0
0
Pfizer Inc.
Common
717081103
1760
44281
SH

SOLE

44281
0
0
Pitney Bowes Inc.
Common
724479100
130129
3040388
SH

SOLE

3040388
0
0
PrimeEnergy Corp.
Common
74158E104
164
20500
SH

SOLE

20500
0
0
Proctor & Gamble Co.
Common
742718109
2375
26366
SH

SOLE

26366
0
0
Quadrex  Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
RadioShack Corp.
Common
750438103
122444
4076029
SH

SOLE

4076029
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257804
334
6150
SH

SOLE

6150
0
0
Safeway Inc.
Common
786514208
125807
2794480
SH

SOLE

2794480
0
0
SBC Communications
Common
78387G103
353
9424
SH

SOLE

9424
0
0
Schering Plough Corp.
Common
806605101
69613
2224061
SH

SOLE

2224061
0
0
Sprint Corp.
Common
852061100
1746
114200
SH

SOLE

114200
0
0
Staples Inc.
Common
855030102
127900
6404597
SH

SOLE

6404597
0
0
Sun Microsystems
Common
866810104
99
11200
SH

SOLE

11200
0
0
Textron
Common
883203101
165962
3247783
SH

SOLE

3247783
0
0
Tricon Global Restaurant
Common
895953107
84532
1438104
SH

SOLE

1438104
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
185
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
148
10000
SH

SOLE

10000
0
0
Verizon Communications
Common
92343v104
871
18894
SH

SOLE

18894
0
0
Viacom Inc.
Class B
925524308
2073
42861
SH

SOLE

42861
0
0
Walt Disney Productions
Common
254687106
314
13609
SH

SOLE

13609
0
0
Water Pik Technologies
Common
94113U100
188
18500
SH

SOLE

18500
0
0
Whirlpool Corp.
Common
963320106
129720
1717005
SH

SOLE

1717005
0
0
Wyeth
Common
983024100
147909
2252987
SH

SOLE

2252987
0
0
XL Capital Ltd.
Class A
g98255105
551
5900
SH

SOLE

5900
0
0















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	85

Form 13F Information Table Value Total:	$3,985,212

List of Other Included Managers:

No.	13F File Number	Name

None